Adoption of new and revised standards	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
Adoption of new and revised standards
2    Application of new and amendments to IFRS Accounting Standards
Amendments to IFRS Accounting Standards that are mandatorily effective for the current year
In the current year, the Group has applied the following amendments to IFRS Accounting Standards as issued by the International Accounting Standards Board ("IASB") that are mandatorily effective for the annual periods beginning on or after January 1, 2025. Their adoption has not had any material impact on the disclosures or on the amounts reported in these consolidated financial statements.

Amendments to IAS 21	Lack of Exchangeability
The application of the amendments to IFRS Accounting Standards in the current year has had no material impact on the Group's financial positions and performance for the current and prior period and/or on the disclosures set out in these consolidated financial statements.
New and amendments to IFRS Accounting Standards in issue but not yet effective
The Group has not early applied the following new and amendments to IFRS Accounting Standards that have been issued but are not yet effective:

Amendments to IAS 21	Translation to a Hyperinflationary Presentation Currency[3]
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments[2]
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity[2]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture[1]
Amendments to IFRS Accounting Standards	Annual Improvements to IFRS Accounting Standards - Volume 11[2]
IFRS 18	Presentation and Disclosure in Financial Statements[3]
IFRS 20	Regulatory Assets and Regulatory Liabilities[4]
IFRS 19	Subsidiaries without Public Accountability: Disclosures[3]
Amendments to IFRS 19	Amendments to Subsidiaries without Public Accountability: Disclosure[3]

[1] Effective for annual periods beginning on or after a date to be determined
[2]    Effective for annual periods beginning on or after January 1, 2026
[3] Effective for annual periods beginning on or after January 1, 2027
[4] Effective for annual periods beginning on or after January 1, 2029
Except for the new and amendments to IFRS Accounting Standards mentioned below, the directors of the Company anticipate that the application of all other new and amendments to IFRS Accounting Standards will have no material impact on the consolidated financial statements in the foreseeable future.
IFRS 18 Presentation and Disclosures in Financial Statements ("IFRS 18")
IFRS 18, which sets out requirements on presentation and disclosures in financial statements, will replace IAS 1 Presentation of Financial Statements ("IAS 1"). This new IFRS Accounting Standard, while carrying forward many of the requirements in IAS 1, introduces new requirements to present specified categories and defined subtotals in the consolidated statement of profit or loss; provide disclosures on management-defined performance measures in the notes to the financial statements and improve aggregation and disaggregation of information to be disclosed in the financial statements. In addition, some IAS 1 paragraphs have been moved to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors and IFRS 7 Financial Instruments: Disclosures. Minor amendments to IAS 7 Statement of Cash Flows and IAS 33 Earnings per Share are also made. IFRS 18 will be effective for annual periods beginning on or after January 1, 2027, with early application permitted.
The application of the new standard is expected to affect the presentation of the consolidated statement of profit or loss and disclosures in the future financial statements. The director of the Company is in the process of assessing the detailed impact of IFRS 18 on the consolidated financial statements.